Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets
Schedule of Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology/IPRD	Relationship and
			Other Intangibles
Historical cost
1/1/2019	996	2,178	5,212	8,386
Foreign currency exchange differences	4	48	100	152
Additions from business combinations	2	574	1,226	1,802
Other additions	84	0	68	152
Retirements/disposals	-182	-48	-166	-396
Transfers	25	0	-25	0
12/31/2019	929	2,752	6,415	10,096
Foreign currency exchange differences	-14	-224	-467	-705
Additions from business combinations	1	59	184	244
Other additions	10	0	60	70
Retirements/disposals	-148	-22	-142	-312
Transfers	15	0	-12	3
12/31/2020	793	2,565	6,038	9,396

Accumulated amortization
1/1/2019	679	1,775	2,705	5,159
Foreign currency exchange differences	5	33	39	77
Additions amortization	94	271	395	760
Retirements/disposals	-180	-48	-163	-391
12/31/2019	598	2,031	2,976	5,605
Foreign currency exchange differences	-13	-180	-219	-412
Additions amortization	85	214	420	719
Retirements/disposals	-147	-22	-131	-300
12/31/2020	523	2,043	3,046	5,612

Carrying amount
12/31/2019	331	721	3,439	4,491
12/31/2020	270	522	2,992	3,784

Schedule of Significant Intangible Assets

€ millions, unless otherwise stated			Remaining
	Carrying Amount		Useful Life
	2020	2019	(in years)
SuccessFactors – Customer relationships	132	184			5
Ariba – Customer relationships	203	273	5	to	7
Concur – Customer relationships	786	955	10	to	14
Callidus – Customer relationships	262	336	8	to	12
Qualtrics - Acquired technologies	360	495			5
Qualtrics - Customer relationships	991	1,152	12	to	17
Emarsys – Customer relationships	174	NA	7	to	14
Total significant intangible assets	2,908	3,395